                                   [GRAPHIC]



                               -----------------

                                COLONIAL GLOBAL
                                 UTILITIES FUND

                               -----------------

                               SEMIANNUAL REPORT
                                 APRIL 30, 1997




                            NOT FDIC-    MAY LOSE VALUE
                            INSURED      NO BANK GUARANTEE

--------------------------------------------------------------------------------
                   COLONIAL GLOBAL UTILITIES FUND HIGHLIGHTS
                       November 1, 1996 - April 30, 1997

INVESTMENT OBJECTIVE: Colonial Global Utilities Fund seeks current income and long-term growth of capital and income.

THE FUND IS DESIGNED TO OFFER:

      [CHECK MARK] Long-term growth potential
      [CHECK MARK] Worldwide diversification
      [CHECK MARK] Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "By investing in large, liquid utility stocks and diversifying investments among utilities sectors and countries, the Fund offers investors a conservative way to participate in the growth potential of U.S. and
overseas markets."                                          - Ophelia Barsketis


                   COLONIAL GLOBAL UTILITIES FUND PERFORMANCE

                                            CLASS A   CLASS B  CLASS D*

Inception dates                             10/15/91  3/27/95   3/27/95

Six-month distributions declared            $ 0.216   $ 0.168   $ 0.168
per share

Six-month total returns, assuming            10.62%    10.12%    10.21%
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)

Net asset value per share on 4/30/97        $13.05    $13.05    $13.05

* On July 1, 1997, Class D shares will convert to Class C shares. If you own Class D shares, you will receive a detailed letter explaining how this conversion affects your account.


TOP FIVE EQUITY HOLDINGS**                       TOP FIVE COUNTRIES**
(as of 4/30/97)                                  (as of 4/30/97)
 ...........................................   ..................................
1.SFP Pipeline CV ....................  2.6%   1. United States ..........  51.4%
2.Telefonica de Espana ADR ...........  2.5%   2. United Kingdom .........   4.9%
3.Portugal Telecom SA ADR ............  2.4%   3. Spain ..................   4.1%
4.GTE Corp ...........................  2.4%   4. Portugal ...............   3.8%
5.Compagnie Generale des Eaux ........  2.3%   5. Brazil .................   3.7%


** Country and holdings breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
                              To Fund Shareholders


I am pleased to present the semiannual report for      [PHOTO:Harold W. Cogger]
Colonial Global Utilities Fund. This report reflects on the investment environment for the six months ended April 30, 1997 and on the performance of your Fund.

The Fund's investment in utility stocks of established U.S. and international companies offers shareholders a conservative way to participate in a dynamic market sector. International market conditions have been improving amid numerous signs of economic pick-ups in many parts of the world. Lower interest rates in Europe have stimulated those economies. Stabilizing economic and political conditions in Latin America have increased investor support for their stock markets. While potential deregulation in the U.S. has restrained utility stock performance, utilities elsewhere in the world are considered growth industries. Developing countries have enormous unfilled demand for telephones, electricity and water. A number of the stocks held by the Fund represent companies that benefited from these trends.

In addition to providing attractive growth prospects, an international fund offers an opportunity to diversify your core portfolio. World stock markets do not tend to move in step with the domestic stock market. In fact, over a 10-year period international markets have outperformed the U.S. We believe that high U.S. stock prices relative to the rest of the world should result in investors shifting their attention to more attractively priced international markets. When that shift occurs, investors may be rewarded by rising prices and values in international stocks.

The following report will provide you with specific information on your Fund's performance as well as an in-depth report from your portfolio manager, including a discussion of the Fund's conservative investment approach and the outlook for the international stock markets. As always, we thank you for the opportunity to help you meet your investment goals.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
June 13, 1997

Because market conditions change frequently, there can be no assurance that the trends described will continue, come to pass or affect Fund performance.
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                          PORTFOLIO MANAGEMENT REPORT

OPHELIA BARSKETIS and DEBORAH JANSEN are co-portfolio managers of Colonial Global Utilities Fund. Ms. Barsketis is a Senior Vice President at Stein Roe & Farnham, Inc., and is the portfolio's adviser. Ms. Jansen is a Vice President at Stein Roe & Farnham, Inc.

INVESTMENT ENVIRONMENT FOR GLOBAL UTILITY STOCKS MIXED
The overseas markets, representing approximately 51% of the Fund's assets, were favorable. Both European and Latin American utility stocks generated attractive returns. European stocks benefited from a resurgence of economic growth and from increasing efforts to privatize many state-run utilities. Latin American utilities addressing the enormous unmet demand for electric, telephone and gas services in that region performed very well. Stabilizing economic and political conditions in many developing nations were comforting to investors and supported increasing stock prices.

U.S. utility stocks experienced more volatility. Despite stable earnings and dividend growth, these stocks were battered by numerous changes in the direction of interest rates. Ongoing deregulation issues created additional uncertainty.

UTILITY DEREGULATION PRESENTS OPPORTUNITY AS WELL AS UNCERTAINTY
We view deregulation as an opportunity. In the U.S., deregulation is a state-by-state process, creating localized pockets of uncertainty that are often reflected by declining stock prices. A deregulated environment requires utility companies to become more efficient. Companies that have reduced their debt loads, cut their dividends and taken other measures to ensure profitability under a more competitive operating environment appear to offer attractive growth potential. Internationally, deregulation usually follows privatization. At this time, utility privatization is in its infancy and most international utilities continue to benefit from monopoly protection. Good growth prospects include those utilities that have begun to cut costs and increase their competitiveness in advance of privatization and deregulation.

CONSERVATIVE INVESTMENT APPROACH REWARDS SHAREHOLDERS
Our conservative focus on quality companies in growing regions generated a six-month total return of 10.62% for Class A shares. The Fund's composition reflects our conservative investment style. Investments are focused on well-capitalized utilities divided among the telephone, electric and gas sectors. The Fund's assets are concentrated in regions where we can identify quality growth companies, including the U.S. (51%), Europe (24%) and South America (12%). Stock selection is driven by prospects for long-term earnings and cash flow growth as well as the economy, currency and political environment in each country.

For example, we sold some high quality U.S. utilities because of their diversification strategy abroad. Companies have frequently overpaid to get into a foreign country through acquisition. We believe this can limit the company's growth prospects in the years following the acquisition. We prefer to invest in international companies directly -- we get similar exposure to faster growing regions and we think the stocks are more reasonably priced and offer greater growth prospects.

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
FUTURE PERFORMANCE WILL BE DRIVEN BY INTERNATIONAL UTILITIES
We will maintain the Fund's international focus. Potential regulatory changes in the U.S. and uncertainty regarding the strength of the economy will continue to restrain utility stock price appreciation. We see significantly greater growth opportunities abroad from privatization efforts and from the enormous need for basic utility services in many developing nations.


COLONIAL GLOBAL UTILITIES FUND INVESTMENT PERFORMANCE VS. MORGAN STANLEY CAPITAL
     INTERNATIONAL WORLD INDEX ND AND THE STANDARD & POOR'S UTILITIES INDEX
               Change in Value of $10,000 from 10/31/91 - 4/30/97
                    Based on NAV and MOP for Class A Shares


                      10/91                  4/97
                    $18,000           MSCI           $17,745
                    $16,000           NAV            $17,286
                    $14,000           S&P Utilities  $16,746
                    $12,000           MOP            $16,292

                                  [LINE CHART]

-------------------------------------------------------------------------------------------------------
Label            AS OF DATE            CGUF NAV             MOP         S&P Utility    MSCI World IX N
-------------------------------------------------------------------------------------------------------
 1               Oct 31, 91               10000            9425               10000              10000
 2               Nov 30, 91            10047.81         9470.06                9908               9561
 3               Dec 31, 91            10507.72        9903.528               10635              10254
 4               Jan 31, 92            10355.83        9760.368               10063              10061
 5               Feb 29, 92            10315.34        9722.207                9782               9885
 6               Mar 31, 91            10202.78         9616.12                9643               9416
 7               Apr 30, 92            10367.12        9771.015               10269               9544
 8               May 31, 92             10635.7        10024.14               10254               9921
 9               Jun 30, 92            10687.53        10072.99               10394               9585
10               Jul 31, 92            11136.53        10496.18               11222               9607
11               Aug 31, 92            11199.19        10555.24               11132               9837
12               Sep 30, 92            11199.04         10555.1               11213               9744
13               Oct 31, 92            11082.72        10445.46               11113               9477
14               Nov 30, 92            11242.56        10596.11               11092               9643
15               Dec 31, 92            11596.43        10929.64               11496               9718
16               Jan 31, 93            11855.39        11173.71               11674               9748
17               Feb 28, 93            12311.08        11603.19               12510               9976
18               Mar 31, 93            12605.17        11880.37               12736              10551
19               Apr 30, 93            12516.65        11796.94               12475              11037
20               May 31, 93            12517.33        11797.58               12463              11289
21               Jun 30, 93             12892.7        12151.37               13038              11191
22               Jul 31, 93            13025.53        12276.56               13340              11419
23               Aug 31, 93            13570.72         12790.4               13986              11939
24               Sep 30, 93            13615.27         12832.4               13951              11716
25               Oct 31, 93            13659.51        12874.09               13927              12036
26               Nov 30, 93            13153.08        12396.78               13224              11352
27               Dec 31, 93            13340.91         12573.8               13156              11905
28               Jan 31, 94            13643.31        12858.82               13241              12688
29               Feb 28, 94            13278.43        12514.92               12493              12521
30               Mar 31, 94            12772.37        12037.96               12070              11978
31               Apr 30, 94            12811.54        12074.87               12372              12345
32               May 31, 94            12559.26        11837.11               12037              12374
33               Jun 30, 94            12421.55        11707.31               12067              12337
34               Jul 31, 94            12718.64        11987.31               12472              12569
35               Aug 31, 94            12804.79        12068.52               12434              12945
36               Sep 30, 94            12536.59        11815.74               12124              12602
37               Oct 31, 94             12647.1        11919.89               12219              12957
38               Nov 30, 94            12424.04        11709.66               12044              12392
39               Dec 31, 94            12427.24        11712.68               12111              12509
40               Jan 31, 95            12697.89        11967.76               13054              12319
41               Feb 28, 95            12798.75        12062.82               13029              12495
42               Mar 31, 95            12826.96        12089.41               12946              13094
43               Apr 30, 95            13088.46        12335.87               13430              13548
44               May 31, 95            13535.83        12757.52               13849              13661
45               Jun 30, 95            13564.09        12784.15               13908              13653
46               Jul 31, 95            13766.04        12974.49               14266              14333
47               Aug 31, 95            13708.08        12919.87               14556              14011
48               Sep 30, 95            14011.88         13206.2               15468              14416
49               Oct 31, 95            13952.73        13150.45               15797              14186
50               Nov 30, 95            14222.18        13404.41               15969              14675
51               Dec 31, 95            14669.79        13826.28               17092              15101
52               Jan 31, 96            14888.91         14032.8               17316              15371
53               Feb 29, 96            14814.52        13962.68               16638              15462
54               Mar 31, 96            14677.29        13833.34               16279              15716
55               Apr 30, 96            14936.63        14077.78               16473              16082
56               May 31, 96            15142.21        14271.53               16436              16093
57               Jun 30, 96            15181.37        14308.44               17100              16171
58               Jul 31, 96            14687.18        13842.67               15993              15596
59               Aug 31, 96            15058.09        14192.25               16366              15772
60               Sep 30, 96            15222.75        14347.45               16523              16387
61               Oct 31, 96            15625.83        14727.35               17345              16498
62               Nov 30, 96            16433.42        15488.49               17733              17419
63               Dec 31, 96             16530.9        15580.37               17626              17137
64               Jan 31, 97            17089.59        16106.94               17712              17340
65               Feb 28, 97            17082.41        16100.17               17564              17536
66               Mar 31, 97            16940.08        15966.03               17032              17186
67               Apr 30, 97            17285.71        16291.78               16746              17745


A $10,000 investment in Class B shares made on 3/27/95, (inception) at net asset value (NAV) would have been valued at $13,332 on 4/30/97. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $13,032 on 4/30/97. A $10,000 investment in Class D shares made on 3/27/95, (inception) at NAVwould have been valued at $13,332 on 4/30/97. The same investment after deducting the applicable CDSC would have grown to $13,198 on 4/30/97. The Morgan Stanley Capital International World Index ND is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's Utilities Index is an unmanaged index that tracks the performance of domestic utility stocks. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 3/31/97 (Most Recent Quarter End)
--------------------------------------------------------------------------------
                             CLASS A*           CLASS B          CLASS D
INCEPTION                    10/15/91           3/27/95          3/27/95
                           NAV      MOP       NAV    W/CDSC    NAV   MOP W/CDSC
--------------------------------------------------------------------------------
1 YEAR                    15.42%    8.78%    14.56%   9.56%    14.56%   12.41%
--------------------------------------------------------------------------------
SINCE INCEPTION           10.10     8.92     14.21   12.47     14.21    13.64
--------------------------------------------------------------------------------

*The Fund initially commenced operations as the Liberty Financial Utilities Fund on 10/15/91. Performance shown is based in part on the performance of the Liberty Financial Utilities Fund.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Maximum offering price (MOP) returns include the maximum sales charges of 5.75% for Class A shares and 1% for Class D shares. The CDSC returns reflect the maximum applicable charges of 5% for 1 year and 4% since inception for Class B shares and 1% for Class D shares for 1 year. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
--------------------------------------------------------------------------------
                                       5

                               LFC UTILITIES TRUST

                              INVESTMENT PORTFOLIO
                          APRIL 30, 1997 (IN THOUSANDS)

COMMON STOCKS - 80.1%                   COUNTRY    SHARES     VALUE
----------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 70.8%
 COMMUNICATIONS - 27.9%
 Ameritech Corp.                                       61      $ 3,735
 Citizens Utilities Group                             305        3,543
 GTE Corp.                                             91        4,152
 Lucent Technologies, Inc.                             60        3,571
 MCI Communications Corp.                              75        2,859
 Nortel Inversora S.A                                  61        2,898
 Oy Nokia Ab ADR                              Fn       44        2,818
 Portugal Telecom S.A. ADR                    Pt      113        4,170
 Telecom Italia (Saving Shares)               It    1,370        2,953
  Telebras ADR(a)                             Bl       25        2,869
 Telecel-Comunicacoes Pessoais, S.A.          Pt       27        2,326
 Telefonica de Espana ADR                     Sp       56        4,343
 Telefonica del Peru S.A. ADR                         135        3,240
 Tellabs, Inc.                                         45        1,774
 WorldCom, Inc.(a)                                    114        2,736
                                                               -------
                                                                47,987
                                                               -------
 ELECTRIC SERVICES - 28.4%
 AES Corp.(a)                                          70        4,542
 DPL, Inc.                                            130        3,071
 Edison International                                 141        2,961
 Empressa National ADR                        Sp       38        2,669
 FPL Group, Inc.                                       65        2,901
 Hong Kong Electric ADR                       HK      914        3,233
 Korea Electric Power ADR                     Ko      175        2,975
 Light-Servicos de Eletricidade S.A.          Bl    8,250        3,421
 National Power PLC ADR                       UK      101        3,539
 NIPSCO Industries, Inc.                               82        3,239
 Pinnacle West Capital Corp.                           89        2,542
 Powergen PLC ADR                             UK       79        3,377
 Texas Utilities Co.                                   83        2,801
 Utilicorp United, Inc.                                68        1,768
 VEBA AG                                      G        53        2,766
 Viag AG                                      G         7        2,942
                                                               -------
                                                                48,747
                                                               -------



                       Investment Portfolio/April 30, 1997
       ---------------------------------------------------------------

        GAS SERVICES - 14.5%
         British Gas PLC                          UK    $530     1,540
         CMS Energy Corp.                                102     3,223
         MCN Corp.                                       111     3,183
         Northwest Natural Gas Co.                       135     3,274
         Petronas Gas Berhad                      Ma     580     2,010
         Questar Corp.                                    84     3,192
         Samchully Co.                            Ko      27     2,058
         Transportation de Gas Del Sur S.A. ADS   Ar     282     3,520
         UGI Corp.                                       127     2,889
                                                               -------
                                                                24,889
                                                               -------

       ---------------------------------------------------------------
       SERVICES - 9.3%
        CONGLOMERATES & MISCELLANEOUS SERVICES - 3.4%
        Grupo Carso S.A. de CV                   Mx     530     3,065
        USA Waste Services, Inc                          85     2,784
                                                              -------
                                                                5,849
                                                              -------

        WATER SERVICES - 5.9%
        American Water Works Company, Inc.              115     2,444
        Compagnie Generale des Eaux              Fr      28     3,900
        Culligan Water Technology, Inc.                  94     3,842
                                                              -------
                                                               10,186
                                                              -------

       TOTAL COMMON STOCKS (cost of $113,612)                 137,658
                                                              -------

       CONVERTIBLE PREFERRED STOCKS - 4.1%
       ---------------------------------------------------------------
       TRANSPORTATION, COMMUNICATION, ELECTRIC,
       GAS & SANITARY SERVICES - 4.1%

        COMMUNICATIONS - 2.2%
        LM Ericsson Corp   4.250%                Sw     784     3,675
                                                              -------

        ELECTRIC - 1.9%
        Calenergy Capital Trust II(b)  6.250%            60     3,330
                                                              -------


       TOTAL CONVERTIBLE PREFERRED STOCKS (cost of $4,908)      7,005
                                                              -------

       CORPORATE FIXED-INCOME BONDS 11.9% - CURRENCY   PAR
       --------------------------------------------------------------
       TRANSPORTATION, COMMUNICATION, ELECTRIC,
       GAS & SANITARY SERVICES - 11.9%
        Communications - 5.1%
        Telekom Malaysian Berhad,
                         7.125%  08/01/05        Ma   4,000     3,953
        Telecom New Zealand,
                         6.750%  10/11/05        NZ   5,000     4,864
                                                              -------
                                                                8,817
                                                              -------




                         Investment Portfolio/April 30, 1997
       ---------------------------------------------------------------
       CORPORATE FIXED-INCOME BONDS - CONT.  CURRENCY   PAR      VALUE
       ---------------------------------------------------------------
       TRANSPORTATION, COMMUNICATION, ELECTRIC,
       GAS & SANITARY SERVICES - CONT.
        ELECTRICAL SERVICES - 6.8%
        Chilgener S.A.,
                           6.500% 01/15/06      Ch      115   $  3,277
        Financiera Energetica(c)
                           9.000% 11/08/99      Co    4,000      4,134
        Hydro Quebec,
                           8.050% 07/07/24      Ca    4,000      4,267
                                                              --------
                                                                11,678
                                                              --------

       TOTAL CORPORATE FIXED-INCOME BONDS (cost of $20,638)     20,495
                                                              --------

       CORPORATE CONVERTIBLE BONDS - 2.6%
       ---------------------------------------------------------------
       TRANSPORTATION, COMMUNICATION, ELECTRIC,
       GAS & SANITARY SERVICES - 2.6%
        GAS SERVICES - 2.6%
        SFP Pipel(cost $4,403)
                          11.160% 08/15/10            3,700      4,477
                                                              --------

       SHORT-TERM OBLIGATION - 1.9%
       ---------------------------------------------------------------
        Associates Corp. of North America
                           5.600% 05/01/97            3,290      3,290
                                                              --------

       TOTAL INVESTMENTS - 100.6% (cost of $146,851)(d)        172,925
                                                              --------

       OTHER ASSETS & LIABILITIES, NET - (0.6)%                 (1,063)
       ---------------------------------------------------------------

       NET ASSETS - 100%                                      $171,862
                                                              --------

       NOTES TO INVESTMENT PORTFOLIO:
       ---------------------------------------------------------------
       (a) Non-income producing.
       (b) Calenergy Capital Trust II is a restricted security which was acquired on February 20, 1997 at a cost of $3,014. This security represents 1.9% of the Portfolio's net assets at April 30, 1997.
       (c) Financiera Energetica is a restricted security which was acquired on June 1, 1995 at a cost of $4,126. This security represents 2.4% of the Portfolio's net assets at April 30, 1997.
       (d) Cost for Federal income tax purposes is the same.


                     Investment Portfolio/April 30, 1997
       ----------------------------------------------------------
       Summary of Securities by     Country/
        Country/Currency            Currency   Value   % of Total
       ----------------------------------------------------------
       United States                           $ 88,300   51.1
       United Kingdom                  UK         8,455    4.9
       Spain                           Sp         7,012    4.1
       Portugal                        Pt         6,496    3.8
       Brazil                          Bl         6,290    3.6
       Malaysia                        Ma         5,963    3.4
       Germany                         G          5,708    3.3
       Korea                           Ko         5,033    2.9
       New Zealand                     NZ         4,864    2.8
       Canada                          Ca         4,227    2.4
       Colombia                        Co         4,134    2.4
       France                          Fr         3,900    2.3
       Sweden                          Sw         3,675    2.1
       Argentina                       Ar         3,520    2.0
       Chile                           Ch         3,278    1.9
       Hong Kong                       HK         3,233    1.9
       Mexico                          Mx         3,066    1.8
       Italy                           It         2,953    1.7
       Finland                         Fn         2,818    1.6
                                               --------  -----
                                               $172,925  100.0%
                                               ========  =====

        Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

        Acronym                           Name
        -------                           ----
          ADR                 American Depository Receipts
          ADS                 American Depository Shares




       See notes to financial statements

                               LFC UTILITIES TRUST

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)

       (in thousands)
       ASSETS
       Investments at value (cost $146,851)                    $172,925

       Receivable for:
         Interest                                  $  534
         Dividends                                    431
       Other assets                                   126         1,091
                                                   ------      --------
           Total Assets                                         174,016

       LIABILITIES
       Payable for:
         Investments purchased                      2,061
         Management, accounting
           and transfer agent fees                     80
         Other                                         13
                                                   ------
           Total Liabilities                                      2,154
                                                               --------

       NET ASSETS applicable to
       investors' beneficial interest                          $171,862
                                                               ========




       See notes to financial statements.

                               LFC UTILITIES TRUST

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   (UNAUDITED)

       (in thousands)
       INVESTMENT INCOME
       Dividends (net of foreign taxes withheld of $89)              $  1,968
       Interest                                                         1,415
                                                                      -------
              Total Investment Income                                   3,383

       EXPENSES
       Management fee                                    $  479
       Custodian fees                                        13
       Accounting fees                                       14
       Audit & legal fees                                    10
       Transfer agent fees                                    4
       Other                                                  3           523
                                                         ------       -------
              Net Investment Income                                     2,860
                                                                      -------

       NET REALIZED & UNREALIZED GAIN(LOSS) ON PORTFOLIO POSITIONS
       Net realized gain(loss) on:
         Investments                                      6,368
         Foreign currency transactions                      (28)
                                                         ------
           Net realized gain from investments
            and foreign currency transactions                           6,340
       Net unrealized appreciation(depreciation) during
        the period on:
         Investments                                      9,264
         Translation of other assets and liabilities        (11)
                                                         ------
           Net unrealized appreciation from
            investments and foreign currency
            transactions                                                9,253
                                                                      -------
              Net gain                                                 15,593
                                                                      -------

       Net Increase in Net Assets from Operations                     $18,453
                                                                      =======



       See notes to financial statements.

                               LFC UTILITIES TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                          (Unaudited)
                                                          Six months
                                                            ended    Year ended
       (in thousands)                                      April 30  October 31
                                                           --------------------
       INCREASE (DECREASE) IN NET ASSETS                       1997       1996
       Operations:
       Net investment income                               $   2,860  $   8,645
       Net realized gain from investments
        and foreign currency transactions                      6,340      2,350
       Net unrealized appreciation from
        investments and foreign currency
        transactions                                           9,253     12,784
                                                           ---------  ---------
           Net Increase from Operations                       18,453     23,779
                                                           ---------  ---------


       Transactions in investors' beneficial interests
       Contributions                                             94         38
       Withdrawals                                          (19,007)   (65,100)
                                                           --------   --------
       Net transactions in investors' beneficial
         interest                                           (18,913)   (65,062)
                                                           --------   --------
               Total Decrease                                  (460)   (41,283)
                                                           --------   --------

       NET ASSETS
       Beginning of period                                  172,322    213,605
                                                           --------   --------
       End of period                                       $171,862   $172,322
                                                           ========   ========



       See notes to financial statements.

                               LFC UTILITIES TRUST

                              FINANCIAL HIGHLIGHTS


                                          (Unaudited)
                                          Six months
                                            ended
                                           April 30        Year ended October 31
                                           --------     ---------------------------
                                             1997       1996        1995       1994
                                             ----       ----        ----       ----
     RATIOS TO AVERAGE NET ASSETS
        Expenses                             0.60%      0.60%       0.63(a)    0.61%
        Net investment income                3.28%      4.47%       5.97(b)    5.48%
     Portfolio turnover                        28%        34%         46%        34%
     Average commissions (per share)      $0.0096(c)  $0.0214(c)   $ ---      $ ---


                                                       Year         Year
                                                      ended        ended
                                                    October 31   October 31
                                                    ----------   ----------
                                                       1993         1992
                                                       ----         ----
     RATIOS TO AVERAGE NET ASSETS
        Expenses                                       0.64%        0.72%(a)
        Net investment income                          5.29%        6.36%(b)
     Portfolio turnover                                  41%          31%
     Average commissions (per share)                  $ ---        $ ---


     (a) If the Portfolio had paid all of its expenses and there had been no reimbursement from the Investment Adviser, as described in Note 3, these ratios would have been 0.64% and 0.86% for the period ending October 31, 1995 and 1992.
     (b) Computed giving effect to the Investment Adviser's expense limitation undertaking.
     (c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commissions rate per share for trades on which commissions are charged.



     See notes to financial statements.

                               LFC UTILITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1997 (UNAUDITED)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: LFC Utilities Trust (the Portfolio) was organized on August 14, 1991 as a trust under Massachusetts law and is registered under the Investment Company Act of 1940 as an open-end investment company. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on August 23, 1991.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS: All securities are valued as of April 30, 1997. Domestic securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each domestic over-the-counter security for which the last sales price is available from Nasdaq is valued at that price. All other domestic over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Domestic securities convertible into equity securities and long-term debt obligations are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of valuations provided by a pricing service. Foreign security valuations are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

FEDERAL INCOME TAXES: The Portfolio has complied and intends to comply with the applicable provisions of the Internal Revenue Service Code. Accordingly, no provisions for federal income taxes is considered necessary.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS: The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities of the Portfolio denominated in foreign currencies are translated into U.S. dollar amounts using a rate that represents the mid-point between bid and asked market rates for such currencies. Purchases and sales of foreign securities and income derived from foreign securities are converted at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio may enter into "forward currency contracts" for purchases and sales of securities denominated in foreign currency.

OTHER: Investment transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

NOTE 2. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Realized gains and losses are computed on the identified cost basis for both financial reporting and federal income tax purposes. The cost of investments purchased and proceeds from investments sold, excluding short-term investments, for the six months ended April 30, 1997 were $46,830,158 and $62,676,892 respectively.

Unrealized appreciation (depreciation) at April 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                $29,608,571
Gross unrealized depreciation                 (3,534,537)
                                             -----------
Net unrealized appreciation                  $26,074,034
                                             ===========

NOTE 3. TRANSACTIONS WITH AFFILIATES INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
The Portfolio has a management agreement with Stein Roe & Farnham, Inc. (Stein
Roe), an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual) under which Stein Roe provides investment management and administrative services. The investment management fee paid to Stein Roe is accrued daily and paid monthly at an annual rate of 0.55 percent of the Portfolio's average daily net assets up to $400 million and 0.50 percent of its average daily net assets thereafter.

The transfer agent fees are paid to Stein Roe Services, Inc., an indirect, majority-owned subsidiary of Liberty Mutual. For the six months ended April 30, 1997, the Portfolio incurred charges of $3,620.

Stein Roe also provides the Portfolio with certain accounting services. For the six months ended April 30, 1997, the Portfolio incurred charges of $13,988.

EXPENSE LIMITATIONS: Stein Roe and Liberty Services had voluntarily agreed, until March 24, 1995, not to impose their fees under their management and administration agreements with the Colonial Global Utilities Fund (the
Fund)(formerly Liberty Financial Utilities Fund), which invests all its assets in the Portfolio, and the Portfolio, to the extent those fees would cause the aggregate expenses, as defined, of the Fund and the Portfolio to exceed the rate of 1.25 percent per annum of the Fund's average daily net assets and to guarantee payments of expenses in excess of that rate.

                        COLONIAL GLOBAL UTILITIES FUND

                      STATEMENT OF ASSETS & LIABILITIES
                          APRIL 30, 1997 (UNAUDITED)

       (in thousands except for per share amounts and footnotes)
       ASSETS
       Investments in LFC Utilities Trust, at value                            $171,860
       Receivable for Fund shares sold                                               53
                                                                               --------
           Total Assets                                                         171,913
       LIABILITIES
       Payable for:
         Fund shares repurchased                                  125
         Distributions                                             29
       Accrued:
         Administration fee                                        14
         Distribution fee                                           3
         Bookkeeping fee                                            4
         Service fee                                               35
         Transfer Agent fee                                        27
         Deferred Trustee Fees                                      1
       Other                                                      213
                                                                  ---
        Total Liabilities                                                           451
                                                                               --------

       NET ASSETS                                                               171,462
                                                                               ========
       Net asset value & redemption price per share -
       Class A ($167,852/12,864)                                               $  13.05
                                                                               ========
       Maximum offering price per share - Class A
       ($13.05/0.9425)                                                         $  13.85(a)
                                                                               ========
       Net asset value & offering price per share -
       Class B ($2,820/216)                                                    $  13.05(b)
                                                                               ========
       Net asset value & redemption price per share -
       Class D ($790/61)                                                       $  13.05(b)
                                                                               ========
       Maximum offering price per share - Class D
       ($13.05/0.9900)                                                         $  13.18
                                                                               ========
       COMPOSITION OF NET ASSETS
       Capital paid in                                                         $140,574
       Overdistributed net investment income                                        (61)
       Accumulated net realized gain                                              4,879
       Net unrealized appreciation(depreciation) on:
         Investments                                                             26,074
         Foreign currency transactions                                               (4)
                                                                               ========
                                                                               $171,462
                                                                               ========


       (a) On sales of $50,000 or more the offering price is reduced.
       (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

       See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   (UNAUDITED)

       (in thousands)
       INVESTMENT INCOME
       Dividend income from LFC Utilities Trust                                   $1,977
       Interest income from LFC Utilities Trust                                    1,415
       Expenses allocated from LFC Utilities Trust                                  (533)        $ 2,859
                                                                                  ------         -------

       EXPENSES
       Administration fee                                                             88
       Service fee                                                                   219
       Distribution fee - Class B                                                      8
       Distribution fee - Class D                                                      3
       Audit                                                                          37
       Transfer agent                                                                175
       Bookkeeping fee                                                                24
       Trustees fee                                                                   18
       Custodian fee                                                                  38
       Legal fee                                                                      16
       Registration fee                                                               58
       Other                                                                         139             823
                                                                                  ------         --------
             Net Investment Income                                                                 2,036

       NET REALIZED & UNREALIZED GAIN(LOSS) ON PORTFOLIO POSITIONS
         Net realized gain(loss) on:
          Investments                                                              6,367
          Foreign currency transactions                                              (27)
                                                                                  ------
            Net Realized Gain                                                                      6,340
         Net unrealized appreciation(depreciation) during
         the period on:
          Investments                                                              9,267
          Foreign currency transactions                                              (14)
                                                                                  ------
            Net Unrealized Appreciation                                                            9,253
                                                                                                 -------
             Net Gain                                                                             15,593
                                                                                                 -------

       Net Increase in Net Assets from Operations                                                $17,629
                                                                                                 =======


       See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          (Unaudited)
                                                                          Six months
                                                                             ended     Year ended
                                                                           April 30    October 31
       (in thousands)                                                    -----------  -----------
       INCREASE (DECREASE) IN NET ASSETS                                      1997         1996
       Operations:
       Net investment income                                               $  2,036     $  7,121
       Net realized gain                                                      6,340        2,350
       Net unrealized appreciation                                            9,253       12,784
                                                                           --------     --------
           Net Increase from Operations                                      17,629       22,255
       Distributions:
       From net investment income - Class A                                  (2,841)      (6,447)
       In excess of net investment income - Class A                             (96)          --
       From net investment income - Class B                                     (25)         (30)
       In excess of net investment income - Class B                              (1)          --
       From net investment income - Class D                                      (9)         (12)
       In excess of net investment income - Class D                              --           --
                                                                           --------     --------
                                                                             14,657       15,766
                                                                           --------     --------
       Fund Share Transactions:
       Receipts for shares sold - Class A                                     2,158        5,017
       Value of distributions reinvested - Class A                            2,632        5,659
       Cost of shares repurchased - Class A                                 (21,238)     (68,398)
                                                                           --------     --------
                                                                            (16,448)     (57,722)
                                                                           --------     --------
       Receipts for shares sold - Class B                                     1,368        1,225
       Value of distributions reinvested - Class B                               21           23
       Cost of shares repurchased - Class B                                    (254)        (541)
                                                                           --------     --------
                                                                              1,135          707
                                                                           --------     --------
       Receipts for shares sold - Class D                                       213          353
       Value of distributions reinvested - Class D                                6           10
       Cost of shares repurchased - Class D                                     (63)        (120)
                                                                           --------     --------
                                                                                156          243
                                                                           --------     --------
           Net Decrease from Fund Share Transactions                        (15,157)     (56,772)
                                                                           --------     --------
               Total Decrease                                                  (500)     (41,006)
       NET ASSETS
       Beginning of period                                                  171,962      212,968
                                                                           --------     --------
       End of period (net of overdistributed and
       including undistributed net investment
       income of $61 and $865, respectively)                               $171,462     $171,962
                                                                           ========     ========

       Statement of Changes in Net Assets continued on following page.


       See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                     (Unaudited)
                                                      Six months
                                                        ended      Year ended
(in thousands)                                        April 30     October 31
                                                     -----------   ----------
NUMBER OF FUND SHARES                                   1997           1996
Sold - Class A                                           169           434
Issued for distributions reinvested - Class A            209           494
Repurchased - Class A                                 (1,663)       (5,903)
                                                      ------        ------
                                                      (1,285)       (4,975)
                                                      ------        ------
Sold - Class B                                           106           105
Issued for distributions reinvested - Class B              2             2
Repurchased - Class B                                    (20)          (46)
                                                      ------        ------
                                                          88            61
                                                      ------        ------
Sold - Class D                                            16            31
Issued for distributions reinvested - Class D              1             1
Repurchased - Class D                                     (5)          (11)
                                                      ------        ------
                                                          12            21
                                                      ------        ------








See notes to financial statements.

                         COLONIAL GLOBAL UTILITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

                            APRIL 30,1997 (UNAUDITED)



          NOTE 1. INTERIM FINANCIAL STATEMENTS
          ---------------------------------------------------------------------
          In the opinion of management of Colonial Global Utilities Fund (the
          Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

          NOTE 2. ACCOUNTING POLICIES
          ---------------------------------------------------------------------
          ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the LFC Utilities Trust (the Portfolio), a Massachusetts business trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio.

          The financial statements of the Portfolio, including the portfolio of investments are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge, and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

          SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                       Notes to Financial Statements/April 30, 1997
          ---------------------------------------------------------------------

          DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

          The per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee per share applicable to Class B and Class D shares only.

          Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class D shares only.

          FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

          DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

          The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

          NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
          ----------------------------------------------------------------------
          ADMINISTRATOR FEE: Colonial Management Associates, Inc. (the Administrator) is the administrator of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.10% annually of the Fund's average net assets.

          BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

          TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

          UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended April 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $43,835 on sales of the Fund's Class A shares and received $1,932 and $130 contingent deferred sales charge (CDSC) on Class B and Class D share redemptions, respectively.

                      Notes to Financial Statements/April 30, 1997
          ---------------------------------------------------------------------
          NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
          ---------------------------------------------------------------------
          The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

          The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class D shares.

          OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

          The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

          NOTE 4. PORTFOLIO INFORMATION
          ---------------------------------------------------------------------
          CAPITAL LOSS CARRYFORWARDS: At October 31, 1996, capital loss carry-forwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of                      Capital loss
          expiration                     carryforward
          ---------                      ------------
            2003                          $1,461,000
                                          ==========

          Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

          To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

          NOTE 5. LINE OF CREDIT
          ---------------------------------------------------------------------
          The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan:
          (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR off-shore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended
          April 30, 1997.

                         COLONIAL GLOBAL UTILITIES FUND

                              FINANCIAL HIGHLIGHTS

     Selected data for a share of each class outstanding throughout each period are as follows:

                                                               (unaudited)
                                                               Six months
                                                             ended April 30
                                                 ----------------------------------
                                                                 1997
                                                  Class A       Class B     Class D
                                                 --------      --------    --------
Net asset value -
   Beginning of period                           $ 12.000       $12.010     $12.000
                                                 --------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(b)                         0.149         0.101       0.101
Net realized and
  unrealized gain(a)                                1.117         1.107       1.117
                                                 --------       -------     -------
   Total from Investment
     Operations                                     1.266         1.208       1.218
                                                 --------       -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.209)       (0.162)     (0.168)
In excess of net
 investment income                                 (0.007)       (0.006)         --
                                                 --------       -------     -------
 Total Distributions Declared
 to Shareholders                                   (0.216)       (0.168)     (0.168)
                                                 --------       -------     -------
Net asset value -
   End of period                                 $ 13.050       $13.050     $13.050
                                                 ========       =======     =======
Total return(c)(d)                                  10.62%        10.12%      10.21%
                                                 ========       =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)(e)                                       1.53%         2.28%       2.28%
Net investment income(b)(e)                          2.33%         1.58%       1.58%
Net assets at end
of period(000)                                   $167,852       $ 2,820     $   790

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

                         COLONIAL GLOBAL UTILITIES FUND

                          FINANCIAL HIGHLIGHTS - CONT.

    Selected data for a share of each class outstanding throughout each period are as follows:


                                                            Year ended October 31
                                                 ------------------------------------------
                                                                     1996
                                                  Class A           Class B        Class D
                                                 --------          --------        --------
Net asset value -
   Beginning of period                           $ 11.080          $11.080         $11.080
                                                 --------          -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(b)(c)                      0.427            0.340           0.340
Net realized and
unrealized gain (loss)(b)                           0.878            0.889           0.879
                                                 --------          -------         -------
   Total from Investment
     Operations                                     1.305            1.229           1.219
                                                 --------          -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.385)          (0.299)         (0.299)
From net realized gains                                --               --              --
                                                 --------          -------         -------
  Total Distributions
    Declared to Shareholders                       (0.385)          (0.299)         (0.299)
                                                 --------          -------         -------
Net asset value -
   End of period                                 $ 12.000          $12.010         $12.000
                                                 ========          =======         =======
Total return(e)                                     11.99%           11.25%          11.16%
                                                 ========          =======         =======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                             1.38%(c)         2.13%(c)        2.13%(c)
Net investment income                                3.70%(c)         2.95%(c)        2.95%(c)
Fees and expenses waived
  or borne by Liberty Securities
  and LFC Utilities Trust                              --               --              --
Net assets at end
of period (000)                                  $169,840          $ 1,538         $   584

(a) Net of fees and expenses waived or borne by Liberty Securities which
    amounted to:                                       --               --              --
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
    LFC Utilities Trust.
(d) Class B and Class D shares were initially offered on March 27, 1995.
     Per share data reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Total return would have been lower had Liberty Securities and LFC
    Utilities Trust not waived certain expenses.
(g) Not annualized.
(h) Annualized.


                         COLONIAL GLOBAL UTILITIES FUND

                           FINANCIAL HIGHLIGHTS - CONT.



                                   Year ended October 31
------------------------------------------------------------------------------------------
                         1995                                    1994              1993
   Class A              Class B(d)         Class D(d)            Class A            Class A
  ---------            -----------        -----------           ---------          ---------

$ 10.610              $10.420             $10.420             $ 12.150           $ 10.430
--------              -------             -------             --------           --------

   0.536                0.248               0.248                0.550              0.570

   0.520                0.665               0.665               (1.430)             1.790
--------              -------             -------             --------           --------

   1.056                0.913               0.913               (0.880)             2.360
--------              -------             -------             --------           --------

  (0.517)              (0.253)             (0.253)              (0.500)            (0.610)
  (0.069)                  --                  --               (0.160)            (0.030)
--------              -------             -------             --------           --------

  (0.586)              (0.253)             (0.253)              (0.660)            (0.640)
--------              -------             -------             --------           --------

$ 11.080              $11.080             $11.080             $ 10.610           $ 12.150
========              =======             =======             ========           ========
   10.32%(f)             8.82%(g)            8.82%(g)            (7.40)%            23.30%
========              =======             =======             ========           ========
    1.29%(c)             2.05%(c)(h)         2.05%(c)(h)          1.20%              1.13%
    5.14%(c)             3.73%(c)(h)         3.73%(c)(h)          4.90%              4.80%


    0.03%                0.02%(h)            0.02%(h)               --                 --

$211,916              $   745             $   307             $260,450           $304,500


$  0.002                   --                  --                   --                 --

                         COLONIAL GLOBAL UTILITIES FUND

                          FINANCIAL HIGHLIGHTS - CONT.

      Selected data for a share of each class outstanding throughout each period are as follows:


                                                     Year ended
                                                     October 31
                                                     ----------
                                                        1992
                                                       Class A
                                                     ----------
      Net asset value -
         Beginning of period                          $  9.990
                                                      --------
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(a)(b)                        0.590
      Net realized and
        unrealized gain                                  0.460
                                                      --------
         Total from Investment
           Operations                                    1.050
                                                      --------
      LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
      From net investment
        income                                          (0.610)
                                                      --------
      Net asset value -
        End of period                                 $ 10.430
                                                      ========
      Total return(c)(d)                                 10.80%
                                                      ========

      RATIOS TO AVERAGE NET ASSETS:
      Expenses(a)                                         1.25%(e)
      Net investment
        income(a)                                         5.81%(b)
      Net assets at end
      of period(000)                                  $118,977


      (a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.

      (b) Computed giving effect to the Investment Adviser's and Administrator's expense limitation undertaking.

      (c) Total return based on net asset value with all distributions reinvested.

      (d) Total return would have been lower had the Administrator not waived certain expenses.

      (e) If the Fund had paid all of its expenses excluding distribution fees waived and there had been no reimbursement from the Investment Adviser and the Administrator, the ratio would have been 1.61% for the period ended October 31, 1992.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Utilities Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Global Utilities Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL
MUTUAL FUNDS LOGO]

Mutual Funds for
Planned Portfolios

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                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

        COLONIAL INVESTMENT SERVICES, INC., Distributor[Copyright]1997
                      A Liberty Financial Company (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            GU-03/666D-0497 M (6/97)
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